Segment information (Tables)	12 Months Ended
Dec. 31, 2024
General Information and Statement of IFRS Compliance [Abstract]
Summary of Contributions by Reportable Segments
Reported contributions were as follows:

	2024	2023[1]	2022[1]
	£m	£m	£m
Revenue[2]
Global Integrated Agencies	12,562	12,532	12,133
Public Relations	1,156	1,262	1,233
Specialist Agencies	1,023	1,051	1,063
	14,741	14,845	14,429
Revenue less pass-through costs[2,3]
Global Integrated Agencies	9,384	9,751	9,684
Public Relations	1,089	1,180	1,161
Specialist Agencies	886	929	955

Headline operating profit[2,4]
Global Integrated Agencies	1,482	1,480	1,427
Public Relations	166	191	192
Specialist Agencies	59	79	123
	1,707	1,750	1,742

Adjusting items within IFRS operating profit[4]	(382)	(1,219)	(384)
Financing items[5]	(330)	(255)	(138)
Earnings/(losses) from associates	36	70	(60)
Reported profit before tax	1,031	346	1,160
Notes
[1]During the year ended 31 December 2024, the Group reallocated a number of businesses between Global Integrated Agencies, Specialist Agencies and Public Relations therefore changing the composition of reportable segments reported to the Group’s Chief Operating Decision Maker. As required by
IFRS 8, the prior year comparatives have been restated.
[2]Intersegment transactions have not been separately disclosed as they are not material.
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of these pass-through costs.
[4]Headline operating profit is defined on page 22. A reconciliation from reported profit before tax to headline operating profit is provided in note 30.
[5]Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.

Other information	Staff costs	Depreciation and amortisation[2]	Goodwill impairment[3]
	£m	£m	£m
2024
Global Integrated Agencies	6,330	327	158
Public Relations	761	35	12
Specialist Agencies	670	39	67
	7,761	401	237
2023[1]
Global Integrated Agencies	6,491	361	40
Public Relations	821	40	—
Specialist Agencies	825	46	23
	8,137	447	63
2022[1]
Global Integrated Agencies	6,530	370	—
Public Relations	815	37	4
Specialist Agencies	821	44	34
	8,166	451	38
Notes
[1]During the year ended 31 December 2024, the Group reallocated a number of businesses between Global Integrated Agencies, Specialist Agencies and Public Relations therefore changing the composition of reportable segments reported to the Group’s Chief Operating Decision Maker. As required by IFRS 8, the prior year comparatives have been restated.
[2]Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[3]Goodwill impairment is excluded from headline earnings.

Summary of Contributions by Geographical Area
Contributions by geographical area were as follows:

	2024	2023	2022
	£m	£m	£m
Revenue[1]
North America[2]	5,567	5,528	5,550
United Kingdom	2,185	2,155	2,004
Western Continental Europe	3,013	3,037	2,876
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,976	4,125	3,999
	14,741	14,845	14,429
Revenue less pass-through costs[1,3]
North America[2]	4,394	4,556	4,688
United Kingdom	1,588	1,626	1,537
Western Continental Europe	2,375	2,411	2,319
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	3,002	3,267	3,256

Headline operating profit[1,4]
North America[2]	825	834	771
United Kingdom	237	215	187
Western Continental Europe	259	258	301
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	386	443	483
	1,707	1,750	1,742

Adjusting items within IFRS operating profit[4]	(382)	(1,219)	(384)
Financing items[5]	(330)	(255)	(138)
Earnings/(losses) from associates	36	70	(60)
Reported profit before tax[4]	1,031	346	1,160
Notes
[1]Interregional transactions have not been separately disclosed as they are not material.
[2]North America includes the United States with revenue of £5,203 million (2023: £5,187 million, 2022: £5,231 million), revenue less pass-through costs of £4,115 million (2023: £4,271 million, 2022: £4,402 million) and headline operating profit of £766 million (2023: £785 million, 2022: £726 million).
[3]Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of these pass-through costs.
[4]Headline operating profit is defined on page 22. A reconciliation from reported profit before tax to headline operating profit is provided in note 30.
[5]Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.

	2024	2023
	£m	£m
Non-current assets[1]
North America[2]	4,736	5,218
United Kingdom	1,666	1,670
Western Continental Europe	2,512	2,696
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	2,607	2,739
	11,521	12,323
Notes
[1]Non-current assets excluding financial derivatives and deferred tax assets.
[2]North America includes the United States with non-current assets of £4,427 million (2023: £5,114 million).